AMERICAN INDEPENDENCE FUNDS TRUST

335 Madison Avenue

New York, NY  10017

(212) 488-1331

March 4, 2011	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant”)
SEC File Numbers: 811-21757; 333-124214

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Registrant, hereby certifies that the form of Prospectus and Statement of Additional Information, with respect to the Stock Fund, International Equity Fund, Short-Term Bond Fund, Core Plus Fund, Kansas Tax-Exempt Fund, U.S. Inflation-Indexed Fund, Fusion Fund, Large Cap Growth Fund and Small Cap Growth Fund of the Registrant (the “Funds”), that would have been filed under Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated March 1, 2011, and filed electronically as Post-Effective Amendment No. 65 to the Fund’s Registration Statement on Form N-1A (Accession Number 0001324443-11-000021).

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (646) 747-3475.

Sincerely,

/s/ Theresa Donovan

Theresa Donovan
Secretary